Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangements [Abstract]
Number and weighted average exercise price of share options
The number and the weighted-average exercise prices of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS	Bonus Payments
Options outstanding at 1 July 2021	5,845	34,075	203,326	1,406,877	1,119,953	—	—
Options granted during the year	—	—	—	300,940	—	504,443	—
Options exercised during the year	—	—	107,002	467,888	470,757	—	—
Options forfeited during the year	—	—	—	81,354	50,582	58,952	—
Options outstanding at 30 June 2022	5,845	34,075	96,324	1,158,575	598,614	445,491	—

Options outstanding at 1 July 2020	20,845	167,611	781,022	1,104,267	759,207	—	117,116
Options granted during the year	—	—	—	726,094	423,272	—	—
Options exercised during the year	15,000	133,536	568,196	359,815	1,550	—	117,110
Options forfeited during the year	—	—	9,500	63,669	60,976	—	6
Options outstanding at 30 June 2021	5,845	34,075	203,326	1,406,877	1,119,953	—	—

Options outstanding at 1 July 2019	31,505	715,548	1,128,699	784,844	560,169	—	243,235
Options granted during the year	—	—	—	710,673	267,834	—	—
Options exercised during the year	10,660	67,937	309,952	236,046	4,421	—	123,426
Options forfeited during the year	—	480,000	37,725	155,204	64,375	—	2,693
Options outstanding at 30 June 2020	20,845	167,611	781,022	1,104,267	759,207	—	117,116

Weighted average exercise price 30 June 2022 - £	0.90	—	—	—	35.70	102.41	—
Weighted average exercise price 30 June 2021 - £	0.90	—	—	—	25.59	—	—
Weighted average exercise price 30 June 2020 - £	0.43	—	—	—	22.12	—	—
Weighted average share price at exercise date 2022 - £	—	—	117.25	130.1	111.89	—	—
Weighted average share price at exercise date 2021 - £	62.58	44.71	44.12	45.95	62.71	—	56.53
Weighted average share price at exercise date 2020 - £	28.59	31.41	31.6	31.69	35.36	—	33.73
Weighted average contractual life 2022 - years	2	14	3	2	1	6	0
Weighted average contractual life 2021 - years	3	15	4	3	1	0	0
Weighted average contractual life 2020 - years	5	17	5	3	2	0	1

Valuation inputs for options granted	Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2022	2021	2020
Exercise price	£0.00 - £102.41	£0.00 - £36.24	£0.00 - £25.84
Risk free rate	0.6%	0.2% - 1.0%	1.0% - 1.6%
Expected volatility	45.2%	30.0% - 35.0%	30.0% - 36.0%
Expected dividends	—	—	—
Fair value of option	£64.63 - £115.36	£16.21 - £64.35	£12.96 - £43.10